Related Party Transactions (Details) (USD $)						6 Months Ended			12 Months Ended					12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011	Jun. 30, 2014 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member] Series A Perferred stock [Member]	Dec. 31, 2012 Placement Agent [Member] Series A Perferred stock [Member]	Dec. 31, 2013 Placement Agent [Member] Subordinated promissory note offering [Member]	Dec. 31, 2012 Placement Agent [Member] Subordinated promissory note offering [Member]	Jun. 30, 2014 Placement Agent [Member] Subordinated promissory note offering One [Member]	Dec. 31, 2013 Placement Agent [Member] Acquisition of Medeor [Member]
Class of Warrant or Right [Line Items]
Number of warrants	5,881,575	8,926,517	4,865,234		6,251	4,290,950	944,453	646,172	637,578	612,422	106,875	33,750	106,875	200,000
Exercise price per share		$ 0.54	$ 0.80	$ 0.80	$ 1.00	$ 1.50			$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 1.10
Expiration						2019			2020	2019	2020	2019		2020